INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Cost	$14,117	$13,233
Accumulated amortization	(1,711)	(1,466)
Total	$12,406	$11,767
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Brazilian regulated gas transmission operation	$2,949	$2,903
North American rail operations	1,906	1,929
North American residential energy infrastructure operation	1,759	1,748
Peruvian toll roads	1,011	1,073
Brazilian electricity transmission operation	803	270
Indian telecom tower operation(2)	796	537
Chilean toll roads	781	825
Indian toll roads(1)	679	714
U.K. telecom towers operation	494	491
U.K. port operation	296	292
Other(3)	932	985
Total	$12,406	$11,767
1.Indian toll roads include $614 million of intangible assets at our investment in Simhapuri Expressway Ltd and Rayalseema Expressway Private Limited and $65 million at BIF India Holdings Pte Ltd.
2.Refer to Note 6, Acquisition of Businesses, for further details.
3.Other intangibles are primarily comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.

Due to continuous changes in the macroeconomic environment and the interruption to global supply chains as a result of the global pandemic, our partnership performed an evaluation of potential impairment indicators on each of our intangible assets as of June 30, 2021. Based on the analysis performed, our intangible assets remain largely unaffected, with no impairment required. Our intangible assets represent long-term critical infrastructure supported by regulated or highly contracted revenues which help protect value over the long term.

The intangible assets at our Brazilian regulated transmission operation relate to concession arrangements with the local energy regulator, Agência Nacional do Petróleo, Gás Natural e Biocombustíveis (“ANP”). Total capacity is fully contracted under long-term “ship-or-pay” gas transportation agreements (“GTA”) and therefore, the business is exposed to no volume or price risk. Each GTA takes into account a return on regulatory asset base (“RAB”), and the tariffs are calculated on an inflation adjusted regulatory weighted average cost of capital (“WACC”) fixed for the life of GTAs. On April 8, 2021, new legislation was passed in Brazil which provides our Brazilian regulated gas transmission operation the right to operate the gas pipelines perpetually. The intangible assets will be amortized on a straight-line basis over the estimated useful life of the underlying infrastructure.

The intangible assets at Brookfield Infrastructure’s North American rail operations mainly relate to customer relationships, operating network agreements and track access rights. The business provides critical first and last mile rail services which connect large Class I railroad operators to end customers. Our North American freight revenue is diversified across numerous commodities and the business largely performed in line with expectations. Customer relationships and operating network agreements as well as trackage rights, which are long-term leases, are not expected to be negatively impacted in the long term.
The intangible assets at our North American residential infrastructure operation are comprised of contractual customer relationships, customer contracts, proprietary technology and brands. The contractual customer relationships and customer contracts represent ongoing economic benefits from leasing customers and annuity-based management agreements. Proprietary technology is recognized for the development of new metering technology, which allows the business to generate revenue through its sub-metering business. Brands represent the intrinsic value customers place on the operation’s various brand names. The business generates revenues under long-term contracts with a diversified customer base across North America and is exposed to minimum volume risk. The business has continued to benefit from strong volumes and organic growth initiatives during the three-month period ended June 30, 2021.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Cost at beginning of the period	$13,233	$15,695
Additions through business combinations	467	532
Additions, net of disposals	24	102
Non-cash additions (disposals)	288	(2,118)
Foreign currency translation	105	(978)
Ending Balance	$14,117	$13,233
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2021	For the 12 month period ended December 31, 2020
Accumulated amortization at beginning of the period	$(1,466)	$(1,309)
Non-cash disposals	14	216
Amortization	(249)	(458)
Foreign currency translation	(10)	85
Ending Balance	$(1,711)	$(1,466)